Investments in Unconsolidated Entities (Details 3) (USD $)	3 Months Ended								12 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended						1 Months Ended
	Dec. 31, 2012 property	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 property	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Dissolved Joint Venture Partnership	Apr. 30, 2011 Malls	Dec. 31, 2012 Malls property	Aug. 31, 2012 Non-core retail property property	Mar. 31, 2012 Non-core retail property property	Dec. 31, 2012 Non-core retail property property	Dec. 31, 2010 Non-core retail property property	Mar. 22, 2012 The Mills acquisition property	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum The Mills acquisition	Dec. 31, 2012 Real Estate joint ventures	Dec. 31, 2011 Real Estate joint ventures	Dec. 31, 2010 Real Estate joint ventures	Dec. 31, 2012 Real Estate joint ventures Maximum	Dec. 31, 2010 Real Estate joint ventures Italy
Schedule of Equity Method Investments
Number of income-producing properties	9								9											9
Joint venture ownership percentage	50.00%								50.00%				50.00%
Number of properties disposed															1	3	1	3	3
Assets:
Investment properties at cost	$ 34,252,521,000				$ 29,657,046,000				$ 34,252,521,000	$ 29,657,046,000													$ 14,607,291,000	$ 20,481,657,000
Less - accumulated depreciation	9,068,388,000				8,388,130,000				9,068,388,000	8,388,130,000													4,926,511,000	5,264,565,000
Investment properties, net	25,184,133,000				21,268,916,000				25,184,133,000	21,268,916,000													9,680,780,000	15,217,092,000
Cash and cash equivalents	1,184,518,000				798,650,000				1,184,518,000	798,650,000	796,718,000	3,957,718,000											619,546,000	806,895,000
Tenant receivables and accrued revenue, net	521,301,000				486,731,000				521,301,000	486,731,000													252,774,000	359,208,000
Investment in unconsolidated entities, at equity	2,108,966,000				1,378,084,000				2,108,966,000	1,378,084,000													39,589,000	133,576,000
Deferred costs and other assets	1,570,734,000				1,633,544,000				1,570,734,000	1,633,544,000													438,399,000	526,101,000
Total assets	32,586,606,000				26,216,925,000				32,586,606,000	26,216,925,000													11,031,088,000	17,042,872,000
Liabilities and Partners' Deficit:
Mortgages and other indebtedness	23,113,007,000				18,446,440,000				23,113,007,000	18,446,440,000													11,584,863,000	15,582,321,000
Accounts payable, accrued expenses, intangibles, and deferred revenues	1,374,172,000				1,091,712,000				1,374,172,000	1,091,712,000													672,483,000	775,733,000
Other liabilities	303,588,000				170,971,000				303,588,000	170,971,000													447,132,000	981,711,000
Total liabilities	25,515,511,000				20,404,692,000				25,515,511,000	20,404,692,000													12,704,478,000	17,339,765,000
Preferred units																							67,450,000	67,450,000
Partners' deficit																							(1,740,840,000)	(364,343,000)
Total liabilities and equity	32,586,606,000				26,216,925,000				32,586,606,000	26,216,925,000													11,031,088,000	17,042,872,000
Our Share of:
Partners' deficit																							(799,911,000)	(32,000,000)
Add: Excess Investment																							2,184,133,000	714,515,000
Our net Investment in unconsolidated entities, at equity																							1,384,222,000	682,515,000
Life of joint ventures with excess investment																					40 years	40 years				40 years
Debt Maturity and Other
2013	821,637,000								821,637,000														1,286,591,000
2014	2,337,975,000								2,337,975,000														1,095,731,000
2015	2,098,028,000								2,098,028,000														2,029,553,000
2016	5,642,023,000								5,642,023,000														1,106,436,000
2017	3,281,808,000								3,281,808,000														1,367,851,000
Thereafter	8,869,279,000								8,869,279,000														4,693,145,000
Total principal maturities	23,050,750,000								23,050,750,000														11,579,307,000
Net unamortized debt premiums and discounts	62,257,000								62,257,000														5,556,000
Total mortgages and other indebtedness	23,113,007,000				18,446,440,000				23,113,007,000	18,446,440,000													11,584,863,000	15,582,321,000
Interest rate, low end of range (as a percent)																							0.48%
Interest rate, high end of range (as a percent)																							9.35%
Weighted average interest rate (as a percent)																							5.06%
Revenue:
Minimum rent									3,015,866,000	2,664,724,000	2,429,519,000												1,487,554,000	1,424,038,000	1,365,466,000
Overage rent									195,726,000	140,842,000	110,621,000												176,609,000	140,822,000	125,239,000
Tenant reimbursements									1,340,307,000	1,177,269,000	1,083,780,000												691,564,000	660,354,000	655,144,000
Other income									199,819,000	195,587,000	212,503,000												171,698,000	150,949,000	181,210,000
Total revenue	1,344,431,000	1,228,617,000	1,188,066,000	1,118,969,000	1,171,337,000	1,074,360,000	1,040,861,000	1,019,874,000	4,880,084,000	4,306,432,000	3,957,630,000												2,527,425,000	2,376,163,000	2,327,059,000
Operating Expenses:
Property operating									469,755,000	436,571,000	414,264,000												477,338,000	460,235,000	446,358,000
Depreciation and amortization									1,257,569,000	1,065,946,000	982,820,000												506,820,000	485,794,000	482,836,000
Real estate taxes									419,267,000	369,755,000	345,960,000												178,739,000	167,608,000	174,617,000
Repairs and maintenance									116,168,000	113,496,000	102,425,000												65,163,000	64,271,000	63,185,000
Advertising and promotion									118,790,000	107,002,000	97,194,000												55,175,000	50,653,000	48,205,000
Provision for (recovery of) credit losses									12,809,000	6,505,000	3,130,000												1,824,000	4,496,000	(85,000)
Other									90,482,000	89,066,000	65,448,000												170,510,000	148,110,000	130,195,000
Total operating expenses									2,659,484,000	2,363,278,000	2,210,794,000												1,455,569,000	1,381,167,000	1,345,311,000
Operating Income	614,598,000	564,953,000	524,327,000	516,721,000	536,389,000	484,556,000	470,260,000	451,949,000	2,220,600,000	1,943,154,000	1,746,836,000												1,071,856,000	994,996,000	981,748,000
Interest expense									(1,127,025,000)	(983,526,000)	(1,027,091,000)												(599,400,000)	(593,408,000)	(589,769,000)
Loss from unconsolidated entities									131,907,000	81,238,000	75,921,000												(1,263,000)	(1,263,000)
Net Income from continuing operations																							471,193,000	400,325,000	391,979,000
Loss from operations of discontinued joint venture interests																							(20,311,000)	(57,961,000)	(60,470,000)
(Loss) Gain on disposal of discontinued operations, net		(9,200,000)												7,800,000									(5,354,000)	347,640,000	39,676,000
Net Income																							445,528,000	690,004,000	371,185,000
Third-Party Investors' Share of Net Income																							239,931,000	384,384,000	234,799,000
Our Share of Net Income																							205,597,000	305,620,000	136,386,000
Amortization of Excess Investment																							(83,400,000)	(50,562,000)	(48,329,000)
Our Share of Loss (Gain) on Sale or Disposal of Assets and Interests in Unconsolidated Entities, net																							9,245,000	(173,820,000)	(20,305,000)
Our Share of Impairment Charge from Investments in Unconsolidated Entities																									8,169,000
Income from unconsolidated entities																							131,442,000	81,238,000	75,921,000
Impairment charge from investments in unconsolidated entities																											$ (8,200,000)